Litigation and Contingencies - Additional Information (Detail) - Medpace [Member] $ in Millions	1 Months Ended
May 31, 2025 USD ($)
Litigation and Contingencies [Line Items]
Unpaid service fees claim amount	$ 2.3
Claims net payment	0.4
Damages counterclaim amount	$ 3.3